SUPPLEMENT TO THE

VARIABLE INSURANCE PRODUCTS FUNDS:
INITIAL CLASS

MONEY MARKET, INVESTMENT GRADE BOND, HIGH INCOME,
ASSET MANAGER, ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME, INDEX
500,
GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, MID CAP, AND OVERSEAS PORTFOLIOS

APRIL 30, 1999 PROSPECTUS

THE FOLLOWING INFORMATION REPLACES THE 8TH PARAGRAPH FOUND UNDER THE HEADING "FUND MANAGEMENT" IN THE "FUND SERVICES" SECTION ON PAGE
27.(Index 500 Portfolio)

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new subadvisory agreement among the fund, FMR and BT or its successor by merger that became effective June 4, 1999. This agreement will be presented to the fund's shareholders for approval on September 15, 1999.

SUPPLEMENT TO THE

VARIABLE INSURANCE PRODUCTS FUND:

MONEY MARKET PORTFOLIO, HIGH INCOME PORTFOLIO,
EQUITY-INCOME PORTFOLIO,
GROWTH PORTFOLIO, AND OVERSEAS PORTFOLIO
VARIABLE INSURANCE PRODUCTS FUND II:
INVESTMENT GRADE BOND PORTFOLIO, ASSET MANAGER PORTFOLIO,
 ASSET MANAGER: GROWTH PORTFOLIO, INDEX 500 PORTFOLIO,
AND CONTRAFUND PORTFOLIO
VARIABLE INSURANCE PRODUCTS FUND III:
BALANCED PORTFOLIO, GROWTH & INCOME PORTFOLIO,
GROWTH OPPORTUNITIES PORTFOLIO, AND MID CAP PORTFOLIO

INITIAL CLASS AND SERVICE CLASS

APRIL 30, 1999

STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING REPLACES THE 10TH PARAGRAPH FOUND UNDER THE HEADING
"PORTFOLIO TRANSACTIONS" SECTION ON PAGE 38.

To the extent permitted by applicable law, FMR (BT for Index 500) is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds (Index 500) and to use the research services of brokerage and other firms that have provided such assistance. FMR (BT for Index 500) may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp. (and, for Index 500, BT Brokerage Corporation and BT Futures Corp., indirect subsidiaries of Deutsche Bank AG), if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

THE FOLLOWING REPLACES THE LAST PARAGRAPH FOUND UNDER THE HEADING
"CONTROL OF INVESTMENT ADVISERS" SECTION ON PAGE 69.

BT, a New York banking corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly owned subsidiary of Deutsche Bank AG, whose principal offices are at Taunusanlage 12, D-60325 Frankfurt am Main, Federal Republic of Germany. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.

SUPPLEMENT TO THE

VARIABLE INSURANCE PRODUCTS FUNDS:
INITIAL CLASS

MONEY MARKET, INVESTMENT GRADE BOND, HIGH INCOME,
ASSET MANAGER, ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME, INDEX 500, GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, MID CAP, AND OVERSEAS PORTFOLIOS

APRIL 30, 1999 PROSPECTUS

THE FOLLOWING INFORMATION REPLACES THE 8TH PARAGRAPH FOUND UNDER THE HEADING "FUND MANAGEMENT" IN THE "FUND SERVICES" SECTION ON PAGE
44.(Index 500 Portfolio)

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new subadvisory agreement among the fund, FMR and BT or its successor by merger that became effective June 4, 1999. This agreement will be presented to the fund's shareholders for approval on September 15, 1999.


SUPPLEMENT TO THE

VARIABLE INSURANCE PRODUCTS FUNDS:

INITIAL CLASS

MONEY MARKET, INVESTMENT GRADE BOND, HIGH INCOME,
ASSET MANAGER, ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME, INDEX 500, GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, AND OVERSEAS PORTFOLIOS

APRIL 30, 1999
(AS SUPPLEMENTED
MAY 5, 1999) PROSPECTUS

THE FOLLOWING INFORMATION REPLACES THE 8TH PARAGRAPH FOUND UNDER THE HEADING "FUND MANAGEMENT" IN THE "FUND SERVICES" SECTION ON PAGE
26.(Index 500 Portfolio)

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new subadvisory agreement among the fund, FMR and BT or its successor by merger that became effective June 4, 1999. This agreement will be presented to the fund's shareholders for approval on September 15, 1999.